Earnings per share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Net income [Abstract]
Net income	$ 1,401	$ 1,117		$ 1,261
Effect of dilution:
Convertible bonds	45	228		50
Share options	0	0		0
Net income after effect of dilution	1,446	1,345	[1]	1,311
Weighted average million of shares outstanding [Abstract]
Weighted average million of shares outstanding (in shares)	459	409		399
Effect of dilution:
Convertible bonds (in shares)	28	60		36
Share options (in shares)	1	2		2
Weighted average million of shares outstanding after effect of dilution (in shares)	488	471	[1]	437
Earnings per share [Abstract]
Earnings per share (in US dollars per share)	$ 3.05	$ 2.73		$ 3.16
Diluted earnings per share (in US dollars per share)	$ 2.96	$ 2.73	[1]	$ 3.00
Loss on debt extinguishment	$ 0	$ (145)		$ 0

[1]	The loss on debt extinguishment of $145 million has been added back to net income in addition to interests expenses related to the convertible bonds. These effects are anti-dilutive, and exceed the effect of increased denominator when calculating the diluted earnings per share. As a consequence of this, the diluted earnings per share equal basic earnings per share.